Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Currency translation effects, tax expense (benefit)	$ (1.0)	$ 0.4	$ (6.0)
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)	(8.0)	40.0	$ 11.0
Fair value adjustments on equity securities, tax expense (benefit)	$ 3.0	$ (1.0)